Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued operations
Schedule of statement of operations and cash flows of discontinued operations

The following tables set forth the statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands):

	For the year ended December 31,
	2018	2019***
	RMB	RMB
Net revenues	15,977,878	10,571,406
Cost of revenues	(14,920,531)	(9,620,388)
Gross profit	1,057,347	951,018
Operating expenses:
Selling and marketing expenses	(2,614,760)	(1,258,413)
General and administrative expenses	(112,902)	(79,985)
Research and development expenses	(414,090)	(326,127)
Total operating expenses	(3,141,752)	(1,664,525)
Operating loss	(2,084,405)	(713,507)
Other expenses	(48,246)	(69,282)
Loss from discontinued operations	(2,132,651)	(782,789)
Income tax	(6,031)	(5,857)
Loss from discontinued operations, net of tax	(2,138,682)	(788,646)
Gains on disposal, net of tax	—	8,751,165
Net (loss)/income from discontinued operations	(2,138,682)	7,962,519

	For the years ended December 31,
	2018	2019***
	RMB	RMB
Net cash (used in)/provided by discontinued operating activities	(1,243,966)	305,487
Net cash provided by/ (used in) discontinued investing activities	1,430,181	(832,252)

*** Included financial results of discontinued operations from January 1, 2019 to September 6, 2019.